Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Principles of Consolidation
(a)	Principles of Consolidation: The consolidated financial statements incorporate the financial statements of the Company. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statements of comprehensive income / (loss) from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated. Paragon, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810 that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s design and purpose and the reporting entity’s power, through voting or similar rights, to direct the activities of the other entity that most significantly impact the other entity’s economic performance. A controlling financial interest in a VIE is present when a company has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE, or both. Only one reporting entity, known as the primary beneficiary, is expected to be identified as having a controlling financial interest and thus is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2015 and 2016, no such interest existed.

Use of Estimates
(b)	Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)
(c)	Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to “Comprehensive Income,” which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has elected to present net income / (loss) and other comprehensive income / (loss) in a single continuous statement of comprehensive income / (loss) in its consolidated financial statements.

Foreign Currency Translation
(d)	Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate prevailing at the balance sheet date and any gains or losses are included in the statements of comprehensive income / (loss). As of December 31, 2015 and 2016, the Company had no foreign currency derivative instruments.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash
(f)	Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, or relates to general minimum liquidity requirements with no obligation to retain such funds in retention accounts, these deposits are classified as current assets. Otherwise they are classified as non-current assets.

Trade Receivables (net)
(g)	Trade Receivables (net): Trade receivables (net), reflect the receivables from charters, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Allowance for doubtful accounts as of December 31, 2015 and 2016 was $602,128 and $8,428, respectively.

Insurance Claims
(h)	Insurance Claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets and for insured crew medical expenses under Other receivables. Insurance claims are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following submission of the insurance claim.

Inventories

(i)	Inventories: Inventories consist of lubricants and stores on board the vessels. When vessels are unemployed or are operating under voyage charters, bunkers on board are also recorded in inventories. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

Vessel Cost

(j)	Vessel Cost: Vessels are stated at cost, which consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels’ cost. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

The undiscounted projected net operating cash flows for each vessel are determined by considering the contracted charter revenues from existing charters for the fixed vessel days and an estimated daily time charter equivalent for the unfixed days (based on the most recent ten year historical average of similar size vessels) over the remaining estimated life of the vessel, assumed to be 25 years from the date of initial delivery from the shipyard, net of brokerage commissions, the salvage value of each vessel, which is estimated to be $300 per lightweight ton, expected outflows for vessels’ future dry-docking expenses and estimated vessel operating expenses, assuming an average annual inflation rate where applicable. The Company uses the historical ten-year average as it is considered a reasonable estimation of expected future charter rates over the remaining useful life of the Company’s vessels since it represents a full shipping cycle that captures the highs and lows of the market. The Company utilizes the standard deviation in order to eliminate the outliers of the sample before computing the historic ten-year average of the one-year time charter rate.

Vessel Depreciation
(l)	Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and scrap rate, estimated to be $300 per lightweight ton.

Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard, including secondhand vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Other Fixed Assets
(m)	Other Fixed Assets: Other fixed assets consist of computer systems installed on board the vessels to improve their efficiency, software and a vehicle. Other fixed assets are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years for the computer systems software, and 6 years for the Company’s vehicle. Depreciation charged in the years ended December 31, 2014, 2015 and 2016 amounted to $203,357, $226,428 and $52,294, respectively.

Investments in Affiliate
(n)	Investments in Affiliate: Investments in the common stock of entities, in which the Company has significant influence over operating and financial policies, are accounted for using the equity method. Under this method, the investment in the affiliate is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income / (loss). Differences between the carrying amount of the investment in affiliate and the amount of the Company’s underlying equity in the net assets of the affiliate is amortized over the remaining life of the affiliate’s tangible and intangible assets, and is included in Equity in net income / (loss) of affiliate in the consolidated statements of comprehensive income / (loss). Dividends received from an affiliate reduce the carrying amount of the investment. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Dry-docking and Special Survey Costs:	(o) Dry-docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.
Financing Costs

(p)	Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are presented as a reduction of long-term debt.

Debt restructurings
(q)	Debt restructurings: The Company accounts for debt modifications or restructuring as troubled debt restructuring when a lender for economic or legal reasons related to the Company’s financial situation grants a concession that it would not otherwise consider. These concessions may include a reduction in the interest rate, principal or accrued interest, extension of the maturity date or other actions intended to minimize potential losses. The Company considers a lender to have granted a concession if the Company’s effective interest rate on the restructured debt is less than the effective interest rate of the old debt immediately before the restructuring. The Company considers the total future cash flows (defined as principal plus interest) of the restructured debt in comparison with the carrying value of the original debt. If a debt modification or restructuring is determined to be a troubled debt restructuring, the Company reduces the carrying amount of the debt when the debt balance is greater than the total future cash flows under the new terms, in which case a gain is recognized. When the total future cash flows of the restructured debt are greater than the carrying value at the date of amendment, the carrying value of the original debt is not adjusted. In a troubled debt restructuring in which the Company agrees to transfer assets to fully settle the debt, the Company recognizes a gain on restructuring for the difference between the carrying amount of the debt and the more clearly evident of: (a) the fair value of the transferred assets or (b) the fair value of the settled debt.

Pension and Retirement Benefit Obligations - Crew
(r)	Pension and Retirement Benefit Obligations—Crew: The vessel owning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

Revenue and Expenses

(s)	Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenue: Time charter revenues are recorded ratably over the term of the charter as service is provided, including the amortization / accretion of the above / below market acquired time charters, where applicable. When two or more time charter rates are involved during the life term of a charter agreement, the Company recognizes revenue on a straight-line basis, and income accrued or deferred as a result is included in Other receivables or Deferred income, respectively. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered.

Revenue / Voyage charters: Voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each voyage. A voyage is deemed to commence upon the latest between the completion of discharge of the vessel’s previous cargo and the charter party date of the current voyage, and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented separately in the accompanying consolidated statements of comprehensive income / (loss).

Voyage Expenses: Voyage expenses exclude commissions and consist of all costs that are unique to a particular voyage, primarily including port expenses, canal dues, war risk insurances and fuel costs. Voyage expenses also include losses from the sale of bunkers to charterers and bunkers consumed during off-hire periods and while traveling to and from dry-docking.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

Share based Compensation
(t)	Share based Compensation: Share based payments to employees and directors, including grants of employee and directors stock options, are recognized in the statements of comprehensive income / (loss) based on their grant date fair values and amortized over the required service period.

Segment Reporting
(u)	Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

Derivatives
(v)	Derivatives: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the consolidated financial statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception of whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in current period earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to current period earnings as financial income or expense.

Fair value of financial instruments
(w)	Fair value of financial instruments: The fair value of the interest rate derivatives is based on a discounted cash flow analysis.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data.

Earnings per Share (EPS)
(x)	Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period determined using the two-class method of computing earnings per share. Non-vested share awards issued are included in the two-class method and income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non-vested share awards for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized and common shares issuable upon exercise of the Company’s outstanding convertible notes, to the extent that they are dilutive, using the treasury method.

Subsequent Events
(y)	Subsequent Events: The Company evaluates subsequent events or transactions up to the date in which the financial statements are issued according to the requirements of ASC 855.

Recent Accounting Standards Adopted
(z)	Recent Accounting Standards Adopted

Going Concern: In August 2014, the FASB issued ASU No. 2014-15 – Presentation of Financial Statements - Going Concern. ASU 2014-15, which provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures.  The Company has adopted the provisions of ASU 2014-05 (Note 3) on December 31, 2016.

Recent Accounting Pronouncements

(aa)	Recent Accounting Pronouncements:

Revenue from Contracts with Customers: In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. On July 9, 2015, the FASB voted to defer the effective date by one year to December 15, 2017 for annual reporting periods beginning after that date.  The FASB also permitted early adoption of the standard, but not before the original effective date of December 15, 2016.   Subsequent to the issuance of ASU 2014-09, the FASB issued the following ASU’s which amend or provide additional guidance on topics addressed in ASU 2014-09.  In March 2016, the FASB issued ASU No. 2016-08, “Revenue Recognition - Principal versus Agent” (reporting revenue gross versus net). In April 2016, the FASB issued ASU No. 2016-10, “Revenue Recognition - Identifying Performance Obligations and Licenses.” Lastly, in May 2016, the FASB issued No. ASU 2016-12, “Revenue Recognition - Narrow Scope Improvements and Practical Expedients.” The Company expects to adopt the new standard on its effective date. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

Inventories: In July 2015, the FASB issued ASU No 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company believes that the implementation of this update will not have any significant impact on its consolidated financial statements and has not elected the early adoption.

Leases: In February 2016, the FASB issued ASU No 2016-02, Leases. The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements. The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018. Early adoption is permitted for all entities. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

Stock Compensation: In March 2016, the FASB issued ASU No 2016-09, Stock Compensation, which is intended to simplify several aspects of the accounting for share-based payment award transactions. The guidance will be effective for the fiscal year beginning after December 15, 2016, including interim periods within that year. The Company believes that the implementation of this update will not have any material impact on its financial statements.

Statement of Cash Flows: In August 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company believes that the implementation of this update will not have any material impact on its financial statements. The Company has not elected early adoption.

Restricted cash: In November 2016 the FASB issued the ASU 2016-18 – Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The Company believes that the implementation of this update will not have any material impact on its financial statements.

Business Combinations: In January 2017, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standard Update (“ASU”) 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.